Shareholder Fees {- Fidelity Flex Conservative Income Municipal Bond Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-06 | Fidelity Flex Conservative Income Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none